Capitalization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	81 Months Ended						0 Months Ended	12 Months Ended
	Sep. 09, 2013	Sep. 30, 2013	Sep. 30, 2013	Aug. 31, 2013	Dec. 31, 2012	Dec. 24, 2012	Jun. 20, 2012	Dec. 31, 2011	Sep. 30, 2013 Common stock	Dec. 31, 2012 Common stock
Capitalization
Reverse stock split conversion ratio	5.9
Capital structure
Number of shares registered in initial public offering									8,740,000
Price of common stock issued in initial public offering (in dollars per share)		$ 22.00							$ 22.00
Net proceeds from issuance of shares of common stock after deducting underwriters' commissions and other offering expenses (in dollars)		$ 175,555	$ 175,555						$ 175,600
Shares issued on automatic conversion of redeemable convertible preferred stock									21,038,477	21,038,477
Authorized shares of common stock		200,000,000	200,000,000	200,000,000	155,864,851	155,864,851	155,769,651	155,544,651
Authorized shares of preferred stock				5,000,000